Insurance (Guarantees Related to Annuity Contracts) (Details) - Variable Annuity Guarantees - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Guaranteed Death Benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Total account value (3)	$ 106,590	$ 108,625
Separate account value	101,991	103,685
Net amount at risk	$ 6,763	$ 8,296
Average attained age of contractholders	67 years	66 years
Guaranteed Annuitization Benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Total account value (3)	$ 61,340	$ 62,645
Separate account value	60,016	61,311
Net amount at risk	$ 3,116	$ 2,241
Average attained age of contractholders	67 years	66 years